CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and due from banks	$ 200,691	$ 236,221
Interest-bearing deposits with other banks	56,948	37,738
Investment securities available-for-sale, at fair value (amortized cost $2,798,298 at December 31, 2019 and $2,792,326 at December 31, 2018)	2,852,084	2,779,255
Investment securities held-to-maturity (fair value $142,821 at December 31, 2019 and $424,118 at December 31, 2018)	142,862	429,328
Other investments	125,020	115,660
Loans held for sale	13,680	4,372
Loans and leases
Total loans and leases	9,201,665	8,824,214
Loans and Leases Receivable, Allowance	57,650	56,542
Net loans and leases	9,144,015	8,767,672
Premises and equipment	214,506	215,652
Goodwill	937,771	880,251
Other intangibles	76,201	40,805
Accrued interest and other assets	747,847	479,706
Deposits
Interest-bearing demand	2,364,881	2,307,071
Savings	2,960,979	3,167,325
Time	2,240,441	2,173,564
Total interest-bearing deposits	7,566,301	7,647,960
Total assets	14,511,625	13,986,660
Noninterest-bearing	2,643,928	2,492,434
Total deposits	10,210,229	10,140,394
Federal funds purchased and securities sold under agreements to repurchase	165,181	183,591
FHLB short-term borrowings	1,151,000	857,100
Total short-term borrowings	1,316,181	1,040,691
Long-term debt	414,376	570,739
Total borrowed funds	1,730,557	1,611,430
Accrued interest and other liabilities	323,134	156,587
Total liabilities	12,263,920	11,908,411
Shareholders' equity
Common stock - no par value	1,640,771	1,633,256
Retained earnings	711,249	600,014
Accumulated other comprehensive income (loss)	13,323	(44,408)
Treasury stock, at cost, 5,790,796 shares in 2019 and 6,387,508 shares in 2018	(117,638)	(110,613)
Total shareholders' equity	2,247,705	2,078,249
Total liabilities and shareholders’ equity	14,511,625	13,986,660
Commercial & industrial
Loans and leases
Total loans and leases	2,465,877	2,514,661
Lease financing
Loans and leases
Total loans and leases	88,364	93,415
Construction real estate
Loans and leases
Total loans and leases	493,182	548,935
Commercial real estate
Loans and leases
Total loans and leases	4,194,651	3,754,681
Residential real estate
Loans and leases
Total loans and leases	1,055,949	955,646
Home equity
Loans and leases
Total loans and leases	771,869	817,282
Installment
Loans and leases
Total loans and leases	82,589	93,212
Credit card
Loans and leases
Total loans and leases	$ 49,184	$ 46,382